Consolidated Statements Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net income (loss)	$ (1,675)	$ 3,297	$ 591
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss	(418)	(859)	526
Market risk benefit (gain) loss	296	(1,554)
Sales and maturities (purchases) of trading securities, net	301	(87)	253
Amortization of deferred gain (loss) on business sold through reinsurance	(37)	(32)	(33)
Impairment of intangibles	634
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements and deferred front-end loads deferrals	495	496	68
Accrued investment income	(41)	8	(88)
Insurance liabilities and reinsurance-related balances	652	(893)	392
Accrued expenses	(101)	377	(21)
Federal income tax accruals	(376)	708	(134)
Cash management agreement	3,730	(1,286)	(1,341)
Other	406	(351)	72
Net cash provided by (used in) operating activities	3,866	(176)	285
Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities	(14,768)	(16,856)	(16,149)
Sales of available-for-sale securities and equity securities	2,347	2,341	1,214
Maturities of available-for-sale securities	5,487	9,417	5,180
Purchases of alternative investments	(631)	(754)	(395)
Sales and repayments of alternative investments	441	377	171
Issuance of mortgage loans on real estate	(2,507)	(3,057)	(1,790)
Repayment and maturities of mortgage loans on real estate	2,247	1,873	1,133
Repayment (issuance) of policy loans, net	4	61	49
Net change in collateral on investments, derivatives and related settlements	(4,653)	3,095	1,775
Other	(40)	(253)	(149)
Net cash provided by (used in) investing activities	(12,073)	(3,756)	(8,961)
Cash Flows from Financing Activities
Capital contribution from Lincoln National Corporation	925	65	510
Payment of long-term debt, including current maturities	(40)	(60)	(30)
Issuance of long-term debt, net of issuance costs			30
Issuance (payment) of short-term debt	(522)	587	(112)
Payment related to sale-leaseback transactions	(70)	(59)	(47)
Proceeds from certain financing arrangements	186	159	109
Deposits of fixed account balances	16,186	13,409	14,009
Withdrawals of fixed account balances	(7,641)	(7,142)	(6,069)
Transfers from (to) separate accounts, net	19	(175)	528
Common stock issued for benefit plans	(21)	(13)	(9)
Dividends paid to Lincoln National Corporation	(645)	(1,910)	(660)
Other	(2)	(60)
Net cash provided by (used in) financing activities	8,375	4,801	8,259
Net increase (decrease) in cash, invested cash and restricted cash	168	869	(417)
Cash, invested cash and restricted cash as of beginning-of-year	2,331	1,462	1,879
Cash, invested cash and restricted cash as of end-of-period	$ 2,499	$ 2,331	$ 1,462